GE LIFE & ANNUITY SEPARATE ACCOUNT I

Financial Statements

(Unaudited)
June 30, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT I

For the six months ended June 30, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Assets and Liabilities

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	Income Fund
Assets
Investment in GE Investments Funds, Inc., at market value (note 2):
S&P 500® Index Fund (120,292 shares; cost — $2,197,486)	$2,208,570	—	—	—
Money Market Fund (110,024 shares; cost — $109,762)	—	110,024	—	—
Total Return Fund (31,289 shares; cost — $429,953)	—	—	431,163	—
Income Fund (114,902 shares; cost — $1,390,612)	—	—	—	1,463,856

Total assets	2,208,570	110,045	431,163	1,463,856

Liabilities
Accrued expenses payable to affiliate (note 4)	1,451	4	1,574	6,906
Payable for units withdrawn	176	4	25	31

Total liabilities	1,627	8	1,599	6,937

Net assets	$2,206,943	110,037	429,564	1,456,919

Analysis of Net Assets
Attributable to:
Flexible premium variable life insurance policyholders	$2,206,943	104,154	429,564	36,591
GE Life & Annuity Assurance Company	—	5,883	—	1,420,328

Net assets	$2,206,943	110,037	429,564	1,456,919

Outstanding units attributable to policyholders	29,046	4,754	8,424	2,841

Net asset value per unit	$75.98	21.91	50.99	12.88

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Operations
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	Income Fund

	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	912	—	—
Expenses — Mortality and expense risk charges (note 4)	6,062	260	1,109	88

Net investment income (expense)	(6,062)	652	(1,109)	(88)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	12,549	33	987	132
Unrealized appreciation (depreciation) on investments	(354,369)	(33)	(23,264)	55,003
Capital gain distribution	—	—	—	—

Net realized and unrealized gain (loss) on investments	(341,820)	—	(22,277)	55,135

Increase (decrease) in net assets from operations	$(347,882)	652	(23,386)	55,047

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Changes in Net Assets
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	Income Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,062)	652	(1,109)	(88)
Net realized gain (loss)	12,549	33	987	132
Unrealized appreciation (depreciation) on investments	(354,369)	(33)	(23,264)	55,003
Capital gain distribution	—	—	—	—

Increase (decrease) in net assets from operations	(347,882)	652	(23,386)	55,047

From capital transactions:
Net premiums	62,030	1,919	10,568	2,425
Loan interest	(1,166)	(1,707)	(2,422)	(490)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—
Surrenders	(22,368)	(693)	(1,824)	(2,102)
Loans	15,727	793	2,418	2,263
Cost of insurance (note 4)	(81,068)	(4,751)	(15,320)	(1,824)
Transfer gain (loss) and transfer fees	1,808	(56)	196	(250)
Capital contribution (withdrawal)	—	—	—	—
Transfers (to) from the Guarantee Account	—	—	—	—
Interfund transfers	(164)	164	—	—

Increase (decrease) in net assets from capital transactions	(25,201)	(4,331)	(6,384)	22

Increase (decrease) in net assets	(373,083)	(3,679)	(29,770)	55,069
Net assets at beginning of year	2,580,026	113,716	459,334	1,401,850

Net assets at end of period	$2,206,943	110,037	429,564	1,456,919

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Notes to Financial Statements

June 30, 2002

(1)    Description of Entity

GE Life & Annuity Separate Account I (the Account) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity prior to December 31, 1988. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life & Annuity’s capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

(2)    Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(c)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)    Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds From Shares Sold
GE Investments Funds, Inc.:
S&P 500® Index Fund	$88,633	$120,825
Money Market Fund	4,001	13,419
Total Return Fund	15,185	22,580
Income Fund	5,085	4,866

(4)    Related Party Transactions

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Notes to Financial Statements — Continued

June 30, 2002

(4)    Related Party Transactions — Continued

distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

A charge based on the policy specified amount of insurance, death benefit option, cash value, duration, and the gender, issue age and risk class of the insured is deducted from the policy cash value each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that it assumes. This Mortality and Expense risk charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.50% of the daily net assets of the Account.

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, and .38% for the Money Market Fund, .49% for the Total Return Fund and .50% for the Income Fund.

(5)    Capital Transactions

The increase (decrease) in outstanding units and amounts by type from capital transactions for the six months ended June 30, 2002 are as follows:

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Units Purchased	694	$62,030	88	$1,919	196	$10,568	196	$2,425
Units Redeemed	(993)	(88,875)	(291)	(6,358)	(318)	(17,148)	(174)	(2,153)
Units Exchanged	(2)	(164)	7	164	—	—	—	—

Net decrease from capital transactions during the six months ended June 30, 2002	(301)	$(27,009)	(196)	$(4,275)	(122)	$(6,580)	22	$272

(6)    Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the six months ended June 30, 2002 follows.

Expenses as a percentage of average net assets represent the annualized policy expenses of the Account consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying portfolios are excluded.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Notes to Financial Statements — Continued

June 30, 2002

(6)    Financial Highlights — Continued

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolio, divided by the average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying portfolio in which the subaccount invests.

The total return for the six months indicated includes changes in the value of the underlying portfolio and reflects deductions for all items including the expense ratio.

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	29,046	$75.98	$2,207	0.50%	0.00%	(13.57)%
Money Market Fund	4,754	21.91	110	0.50%	0.79%	0.00%
Total Return Fund	8,424	50.99	430	0.50%	0.00%	0.51%
Income Fund	2,841	12.88	1,457	0.50%	0.00%	3.66%